Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance, beginning of year	$ 2,958	$ 3,121
Impact of foreign exchange changes	108	(163)
Balance, end of year	$ 3,066	$ 2,958